Long-Term Debt (Variable Interest Entity Debt) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Variable interest entities, liabilities	$ 56,452
Collateralized by equipment and property [Member]
Debt Instrument [Line Items]
Variable Interest Entity, Consolidated, Long-Term Debt, Interest Rate, Percent	5.40%
Variable interest entities, liabilities	$ 22,500
Variable Interest Entity, Primary Beneficiary [Member] | Collateralized by certain real and personal property [Member]
Debt Instrument [Line Items]
Variable Interest Entity, Consolidated, Long-Term Debt, Interest Rate, Percent	4.50%
Variable interest entity debt repayable period	20 years
Variable interest entity consolidated long term debt, early repayment penalty percentage	3.00%
Other Notes Payables [Member] | Collateralized by certain real and personal property [Member]
Debt Instrument [Line Items]
Variable interest entities, liabilities	$ 34,000
Minimum [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Collateralized by certain real and personal property [Member]
Debt Instrument [Line Items]
Variable Interest Entity, Consolidated, Long-Term Debt, Interest Rate, Percent	4.50%
LIBOR [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Collateralized by certain real and personal property [Member]
Debt Instrument [Line Items]
Variable Interest Entity, Consolidated, Long-Term Debt, Interest Rate, Percent	3.75%